UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Smid Cap Growth Fund	December 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.46%
Consumer Discretionary – 23.51%
DineEquity @	716,359	$60,654,117
Dunkin’ Brands Group	1,167,472	49,722,632
Liberty TripAdvisor Holdings Class A †	702,820	21,323,559
Outfront Media	2,133,545	46,575,287
Pandora Media †	1,858,477	24,922,177
Quotient Technology †	1,501,676	10,241,430
Sally Beauty Holdings †	2,630,643	73,368,633
Shutterstock †	753,752	24,376,340
		311,184,175
Energy – 3.43%
Core Laboratories (Netherlands)	417,876	45,439,836
		45,439,836
Financial Services – 19.40%
Affiliated Managers Group †	220,860	35,284,594
Equity Commonwealth †	2,503,577	69,424,190
Heartland Payment Systems	552,386	52,377,241
LendingClub †	2,291,229	25,318,080
MSCI Class A	873,406	62,998,775
WisdomTree Investments	727,019	11,399,658
		256,802,538
Healthcare – 11.32%
ABIOMED †	617,678	55,763,970
athenahealth †	204,491	32,916,916
Bio-Techne	680,090	61,208,100
		149,888,986
Producer Durables – 13.85%
Expeditors International of Washington	1,111,345	50,121,660
Graco	923,882	66,584,176
Zebra Technologies †	956,748	66,637,498
		183,343,334
Technology – 19.56%
Arista Networks †	321,838	25,051,870
Blackbaud @	1,126,401	74,184,770
Ellie Mae †	287,402	17,310,222
Logitech International Class R	2,947,200	45,143,315
NIC @	1,656,677	32,603,403
VeriFone Systems †	1,944,967	54,497,975
Yelp †	353,575	10,182,960
		258,974,515

NQ-016 [12/15] 2/16 (16085)     1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Utilities – 5.39%
j2 Global	866,078	$71,295,541
		71,295,541
Total Common Stock (cost $919,840,285)		1,276,928,925

	Principal amount°
Short-Term Investments – 4.14%
Discount Notes – 4.14%≠
Federal Home Loan Bank
0.12% 1/4/16	329,443	329,443
0.155% 2/3/16	1,013,857	1,013,655
0.17% 1/21/16	696,487	696,441
0.18% 3/7/16	804,011	803,602
0.185% 1/19/16	1,909,858	1,909,748
0.19% 3/22/16	3,716,680	3,714,346
0.208% 1/25/16	10,792,750	10,791,865
0.249% 2/18/16	15,640,785	15,636,093
0.25% 2/9/16	6,924,860	6,923,198
0.295% 3/2/16	993,633	993,169
0.31% 3/14/16	12,038,949	12,032,159
Total Short-Term Investments (cost $54,842,449)		54,843,719

Total Value of Securities – 100.60%
(cost $974,682,734)		1,331,772,644

Liabilities Net of Receivables and Other Assets – (0.60%)		(7,892,357)
Net Assets Applicable to 47,812,636 Shares Outstanding – 100.00%		$1,323,880,287

@	Illiquid security. At Dec. 31, 2015, the aggregate value of illiquid securities was $167,442,290, which represents 12.65% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

2     NQ-016 [12/15] 2/16 (16085)

(Unaudited)

The following foreign currency exchange contracts were outstanding at Dec. 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	CHF	234,420	USD	(237,627)	1/4/16	$(3,540)

The use of foreign currency exchange contract involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
BNYM – BNY Mellon
CHF – Swiss Franc
USD – United States Dollar

NQ-016 [12/15] 2/16 (16085)     3

Notes
Delaware Smid Cap Growth Fund	December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV – Delaware Smid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

4     NQ-016 [12/15] 2/16 (16085)

(Unaudited)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$311,184,175	$—	$311,184,175
Energy	45,439,836	—	45,439,836
Financial Services	256,802,538	—	256,802,538
Healthcare	149,888,986	—	149,888,986
Producer Durables	183,343,334	—	183,343,334
Technology	213,831,200	45,143,315	258,974,515
Utilities	71,295,541	—	71,295,541
Short-Term Investments	—	54,843,719	54,843,719
Total Value of Securities	$1,231,785,610	$99,987,034	$1,331,772,644
Foreign Currency Exchange Contract	$—	$(3,540)	$(3,540)

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-016 [12/15] 2/16 (16085)     5

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Dec. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-016 [12/15] 2/16 (16085)

Schedule of investments
Delaware Healthcare Fund	December 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 107.88%✧
Biotechnology – 13.36%
Active Biotech †	222,754	$364,050
Baxalta	90,000	3,512,700
Dyax †	400,000	15,048,000
Epizyme †	20,000	320,400
Foundation Medicine †	100,000	2,106,000
Genomic Health †	55,000	1,936,000
ImmunoGen †	430,000	5,835,100
Ligand Pharmaceuticals Class B †	65,000	7,047,300
Momenta Pharmaceuticals †	80,000	1,187,200
Myriad Genetics †	65,000	2,805,400
POZEN †	150,000	1,024,500
Regeneron Pharmaceuticals †	20,000	10,857,400
Regulus Therapeutics †	50,000	436,000
Seattle Genetics †	161,400	7,243,632
Theravance	40,000	421,600
Theravance Biopharma †	50,000	819,500
Vanda Pharmaceuticals †	130,000	1,210,300
Vertex Pharmaceuticals †	25,000	3,145,750
Xencor †	55,000	804,100
XOMA †	800,000	1,064,000
		67,188,932
Blue Chip Medical Products – 53.74%
Abbott Laboratories	38,000	1,706,580
AbbVie	130,000	7,701,200
Amgen	80,000	12,986,400
AstraZeneca	200,000	13,509,928
Baxter International	90,000	3,433,500
Becton, Dickinson	9,324	1,436,735
Biogen †	5,000	1,531,750
Boston Scientific †	700,000	12,908,000
Bristol-Myers Squibb	425,000	29,235,750
Chugai Pharmaceutical	600,000	20,913,102
Eli Lilly	355,000	29,912,300
Gilead Sciences	140,000	14,166,600
GlaxoSmithKline ADR	460,000	18,561,000
Johnson & Johnson	70,000	7,190,400
Merck	80,000	4,225,600
Pfizer	380,000	12,266,400
Sanofi	395,112	33,670,594
Sanofi ADR	570,000	24,310,500
Stryker	20,000	1,858,800

NQ-573 [12/15] 2/16 (16084)     1

Schedule of investments
Delaware Healthcare Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Blue Chip Medical Products (continued)
Teva Pharmaceutical Industries ADR	20,000	$1,312,800
UCB	150,000	13,538,841
Zimmer Biomet Holdings	38,000	3,898,420
		270,275,200
Healthcare Services – 15.28%
Aetna	107,000	11,568,840
Anthem	85,000	11,852,400
Community Health Systems †	81,000	2,148,930
DaVita HealthCare Partners †	60,000	4,182,600
Fresenius Medical Care	70,000	5,882,150
Fresenius Medical Care ADR	200,000	8,368,000
Humana	10,000	1,785,100
PharMerica †	80,000	2,800,000
Quest Diagnostics	220,000	15,650,800
Tenet Healthcare †	175,000	5,302,500
UnitedHealth Group	62,000	7,293,680
		76,835,000
Other – 16.59%
Blue Nile †	60,000	2,227,800
Cia Brasileira de Distribuicao ADR	80,900	851,068
Cia de Minas Buenaventura ADR †	115,300	493,484
E-Commerce China Dangdang ADR †	875,000	6,291,250
Fannie Mae †	1,300,000	2,132,000
Federal Home Loan Mortgage †	1,300,000	2,106,000
iDreamsky Technology ADR †	70,000	937,300
Intrepid Potash †	375,000	1,106,250
Kinross Gold †	400,000	728,000
News Class A	259,700	3,469,592
News Class B	700,000	9,772,000
SINA †	584,000	28,849,600
Sohu.com @†	190,000	10,866,100
Tim Participacoes ADR	893,701	7,578,585
Yahoo †	35,000	1,164,100
Youku Tudou ADR †	180,000	4,883,400
		83,456,529
Small/Mid-Cap Medical Products – 8.91%
Allergan †	28,000	8,750,000
Avon Products	190,000	769,500
Intuitive Surgical †	9,250	5,051,980
MorphoSys †	180,000	11,199,922
Mylan †	280,000	15,139,600

2     NQ-573 [12/15] 2/16 (16084)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Small/Mid-Cap Medical Products (continued)
Straumann Holding Class R	12,800	$3,884,896
		44,795,898
Total Common Stock (cost $453,030,108)		542,551,559

Exchange-Traded Fund – 0.19%
iShares MSCI Brazil Capped ETF	45,000	930,600
Total Exchange-Traded Fund (cost $945,690)		930,600

Rights – 0.01%
Ambit Bioscience =†	76,500	45,900
Total Rights (cost $0)		45,900

Total Value of Securities – 108.08%
(cost $453,975,798)		543,528,059

Liabilities Net of Receivables and Other Assets – (8.08%)		(40,612,885)
Net Assets Applicable to 25,621,203 Shares Outstanding – 100.00%		$502,915,174

@	Illiquid security. At Dec. 31, 2015, the aggregate value of illiquid securities was $10,866,100, which represents 2.16% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At Dec. 31, 2015, the aggregate value of fair valued securities was $45,900, which represents 0.01% of the Fund’s net assets.

†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-573 [12/15] 2/16 (16084)     3

Notes
Delaware Healthcare Fund	December 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds IV – Delaware Healthcare Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

4     NQ-573 [12/15] 2/16 (16084)

(Unaudited)

Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2015:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Biotechnology	$67,188,932	$—	$—	$67,188,932
Blue Chip Medical Products	188,642,735	81,632,465	—	270,275,200
Healthcare Services	70,952,850	5,882,150	—	76,835,000
Other	83,456,529	—	—	83,456,529
Small/Mid-Cap Medical Products	29,711,080	15,084,818	—	44,795,898
Exchange-Traded Fund	930,600	—	—	930,600
Rights	—	—	45,900	45,900
Total Value of Securities	$440,882,726	$102,599,433	$45,900	$543,528,059

During the period ended Dec. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-573 [12/15] 2/16 (16084)     5

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6     NQ-573 [12/15] 2/16 (16084)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: